                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                         Registration No. 333-65118 and 811-3859

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
      POLARIS CHOICE II VARIABLE ANNUITY (R-3043-PRO (R 10/03)) PROSPECTUS
                              DATED OCTOBER 6, 2003
================================================================================

The following sentence replaces the last full sentence on page 15 of the prospectus under the "Optional Enhanced Death Benefits" section:

      The enhanced death benefit options are not available if you are age 86 or older at the time of contract issue.


Date: December 24, 2003

                Please keep this Supplement with your Prospectus.


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